Equity Transactions 3M (Details Narrative) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended	44 Months Ended
	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 06, 2013	Sep. 05, 2013	Jul. 18, 2013	Mar. 31, 2013
Common Stock, Shares Authorized				37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	90,000,000		37,503,000,000
Common Stock, Par Value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized				10,000,000	10,000,000	10,000,000	10,000,000	10,000,000				10,000,000
Preferred Stock, Par Value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001
Series A Preferred Stock, Designated				6,000,000							6,000,000
Issuance of common stock for cash, shares							1,093,837,500
Issuance of common stock for cash, amount							$ 52,500
Common Stock, Issued	83,334	250,000	250,000	419,463,772	1,093,837,500	414,411,438	414,411,438	413,828,104		993,108		1,093,837,500
Preferred Stock, Issued				6,000,000	0	6,000,000	6,000,000	6,000,000				0
Date of Agreement				2014-05-07		2014-03-20
Stock split ratio				416.7	416.71	416.71
Common Stock, exercise price	$ 0.30	$ 0.30	$ 0.30						$ 0.02
Options granted, number of shares				4,250,000		47,503,280
Shares issued for services, value				300,000	0
Date	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013
Warrants	83,334	250,000	250,000
Stock price on grant date	$ 0.02	$ 0.02	$ 0.30
Exercise price	$ 0.50	$ 0.50	$ 0.50
Expected life	1 year	1 year	1 year
Asset Assign Agmt
Date of Agreement						2013-07-18
Common Stock, shares issued						82,767,038
Series A Preferred Stock, shares issued						6,000,000
Shares Issued, Value						123,973
Sale Agmt
Shares agreed to cancel						262,521,000
Shares returned to treasury						500,255,434
Date of Agreement						2013-07-19
Consultant
Shares issued for services				2,500,000
Shares issued for services, value				300,000
Stock Deposits
Common Stock, shares issued				1,469,000
Shares Issued, Value				147,050
Warrant #1
Common Stock, shares issued				250,000
Date				Oct. 29, 2013
Warrants				250,000
Stock price on grant date				$ 0.30
Exercise price				$ 0.50
Expected life				1 year
Warrant #2
Common Stock, shares issued				250,000
Date				Dec. 11, 2013
Warrants				250,000
Stock price on grant date				$ 0.02
Exercise price				$ 0.50
Expected life				1 year
Warrant #3
Common Stock, shares issued				83,334
Date				Mar. 10, 2014
Warrants				83,334
Stock price on grant date				$ 0.02
Exercise price				$ 0.50
Expected life				1 year
Warrant #4
Common Stock, shares issued				83,334
Date				Apr. 04, 2014
Warrants				83,334
Stock price on grant date				$ 0.199
Exercise price				$ 0.50
Expected life				1 year
Warrant #5
Common Stock, shares issued				1,000,000
Date				Apr. 15, 2014
Warrants				$ 1,000,000
Stock price on grant date				$ 0.252
Exercise price				$ 0.35
Expected life				3 years